Investment Property (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	$ 717,823
Balance, End of Year	730,306	$ 717,823
At cost [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	717,823	465,868
Additions	0	0
Disposal	0	0
Reclassification and effect of change in exchange rate	12,483	251,955
Balance, End of Year	730,306	717,823
At fair value [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	2,213,184	1,402,040
Balance, End of Year	$ 2,252,170	$ 2,213,184